Tax liabilities	12 Months Ended
Dec. 31, 2025
Tax Liabilities
Tax liabilities

Note	33 | Tax liabilities

	12.31.25	12.31.24
Current
Provincial, municipal and federal contributions and taxes	39,899	13,836
VAT payable	50,062	12,917
Tax withholdings	19,986	13,538
SUSS withholdings	386	682
Municipal taxes	5,439	4,128
Total current	115,772	45,101